Income Taxes Income Taxes (Deferred Tax Assets) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Income Tax Disclosure [Abstract]
Allowance for loan losses	$ 8,089	$ 8,596
Unrealized losses on securities	8,893	0
Stock-based compensation	1,295	1,094
Nonaccrual interest	1,330	1,605
Other	902	447
Total deferred tax assets	20,509	11,742
Premises and equipment	(3,599)	(3,762)
Unrealized gains on securities	0	(3,730)
Prepaid expenses	(353)	(254)
Deferred loan fees	(1,046)	(971)
Total deferred tax liabilities	(4,998)	(8,717)
Net deferred tax asset	$ 15,511	$ 3,025